Commitments	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Commitments [Text Block]

14.        Commitments

In accordance with a negotiated agreement, the Company paid a non-refundable guaranteed advance on royalties of $50,000, and is required to pay royalty fees based on the greater of a pre-determined percentage not to exceed 10% of net wholesale sales, as defined in such agreements, or a minimum annual amount. The $50,000 will be charged to operations during the third quarter ended October 31, 2015, beginning on the first day of the period for which royalties accrue under the terms of the related agreement.

The Company is committed to minimum royalty payments as follows:

Year ending January 31,	Amount
2016	$200,000
2017	362,500
2018	350,000
2019	350,000
2020	87,500
$1,350,000

15. Commitments

Pursuant to a service agreement dated May 15, 2014, the Company has agreed to pay a retainer fee of $14,500 per month to a consultant of the Company, in exchange for marketing, sales and design services to be rendered over the term of the agreement to May 15, 2015. The consultant is a firm of which a direct family member of a director and officer of the Company is a principal.